RIGHT-OF-USE ASSET (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Right-of-use-asset, beginning	$ 50,023	$ 0
Initial recognition		81,617
Additions		0
Depreciation	(31,593)	(31,594)
Right-of-use-asset, ending	$ 18,430	$ 50,023